UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of Registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.
The TS&W Portfolios
The Advisors’ Inner Circle Fund

Semi-Annual Report	April 30, 2011
•	TS&W Equity Portfolio

•	TS&W Fixed Income Portfolio

THE ADVISORS’ INNER CIRCLE FUND	THE TS&W PORTFOLIOS APRIL 30, 2011
TABLE OF CONTENTS

Shareholder Letter	1

Schedules of Investments
Equity Portfolio	6
Fixed Income Portfolio	10

Statements of Assets and Liabilities	17

Statements of Operations	18

Statements of Changes in Net Assets
Equity Portfolio	19
Fixed Income Portfolio	20

Financial Highlights
Equity Portfolio	21
Fixed Income Portfolio	22

Notes to Financial Statements	23

Disclosure of Portfolio Expenses	33

Board Considerations in Re-Approving the Advisory Agreement	35
The Portfolios file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolios’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-4TSW-FUN; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	THE TS&W PORTFOLIOS APRIL 30, 2011
Dear Shareholders:
We are pleased to provide you with our semi-annual report for the period ended April 30, 2011 on the TS&W Portfolios managed by Thompson, Siegel & Walmsley LLC (“TS&W”).
On April 30, 2011 the Equity Portfolio’s value was $50,480,347. The Fixed Income Portfolio’s value was $58,362,153. Our long-term goal for the Portfolios is to provide returns that exceed our benchmark indexes over a complete economic or market cycle.
Participants in these Portfolios include the TS&W retirement plan, TS&W investment advisory clients, and others seeking investment management direction from TS&W. We encourage our clients to pursue a balanced investment approach, and where appropriate, utilize a combination of these Portfolios to achieve their specific investment objectives. The Portfolios are managed by the TS&W team of investment professionals utilizing a value investment philosophy. Our investment teams utilize a consistent investment process in managing all client portfolios.
Our equity portfolio managers use a unique four-factor quantitative screen combined with rigorous fundamental research conducted by experienced teams of analysts who are trying to answer three questions: Why is the stock inexpensive? What are the catalysts for change? And, are the catalysts sustainable?
Our fixed income team primarily focuses on yield curve/duration analysis, sector analysis, and security selection. Relative value analysis, historical spread relationships, and fundamental credit analysis are all used in the construction of fixed income portfolios.
TS&W Equity Portfolio
The TS&W Equity Portfolio experienced a positive return of 15.15% after fees and expenses, while the S&P 500 gained 16.36% in the six months ended April 30, 2011. For the most recent three-month period, the Equity Portfolio gained 5.32% after fees and expenses, while the benchmark index returned 6.53%.
The rally in risk assets that began in March of 2009 continued through the end of April, 2011, as equity markets reflected the enthusiasm engendered by strong corporate earnings and low interest rates. Likewise, corporate bond spreads remain tight, which validates the strong trends we have witnessed in stock prices. However, the clouds on the horizon include the failure of the European financial community to resolve the fiscal dilemmas of the weaker euro-states as well as the looming transition from the aggressive quantitative easing operations by the U.S. monetary authorities of late last year to an uncertain monetary future. To add straws to the camel’s back, the public debate regarding the debt limit in the U.S. and the game of political brinkmanship apparently underway regarding the unthinkable — a technical default by the U.S. Treasury — has added to the sense of unease.

THE ADVISORS’ INNER CIRCLE FUND	THE TS&W PORTFOLIOS
Any market that has come too far too fast — as U.S. equities arguably have done — deserves to take a breather. Such appears to be the case as April has turned to May and June. Over the past several months, we have been disciplined about reducing our exposure to some of our most cyclical names, and have been moderately building positions in areas that have lagged the most recent market advances. It would be too much to say that we have become outright defensive in our posture — as we continue to believe that stocks are attractively valued based on the streams of earnings and cash flows we project, and our screens continue to identify names that should benefit from specific catalysts over the course of our investment horizon. Our recent trades have, at the margin, helped us to stay in line with the benchmarks during periods of retrenchment, while maintaining our foothold in stocks that offer opportunity when this current pall of gloom lifts from the investing world.
Attractive companies with strong market positions and identifiable catalysts are trading at tremendously appealing absolute valuations. As we patiently tend our portfolios we try to look beyond the obsession with short term trends that so enthralls a large portion of the investment news and instead focus on longer term goals and opportunities. Our team of experienced investment professionals remains steadfastly committed to adding value over the course of a market cycle while keeping a keen eye on the ever-evolving investment landscape.
TS&W Fixed Income Portfolio
The TS&W Fixed Income Portfolio gained 1.20% after fees and expenses in the six month fiscal period ended April 30, 2011. The fund’s benchmark, the Barclays U.S. Aggregate Bond Index, returned 0.02% over the same period. For the most recent three-month period, the Fixed Income Portfolio was up 1.96% while the benchmark index return gained 1.58%.
Interest rates surged higher from the end of October 2010 through the beginning of February 2011, with the 10-year U.S. Treasury moving from 2.60% to a year-to-date high of 3.74% in February. Over this time period, inflation expectations moved higher, as commodities and economic growth forecasts improved. However, inflation has remained subdued, and growth forecasts recently have started to decline which brought the 10-year U.S. Treasury yield back down to 3.28% as of April 30, 2011. Corporate bonds continue to perform well as company balance sheets remain healthy, and investors continue to search for yield in a low interest rate environment. The Portfolio’s overweight to corporate bonds and allocation to high yield securities has led to strong performance over the last six months.
Looking ahead, we see a range-bound interest rate environment. On the one hand, you have lingering higher commodity prices which can affect short-term inflation expectations. Also, the United States has a very large deficit with a vast quantity of outstanding debt. These factors could work to move interest rates higher. On the other hand, growth slowed in the first quarter, and the higher commodity prices could work to slow growth further. High unemployment and a still overleveraged consumer and government will also work against

THE ADVISORS’ INNER CIRCLE FUND	THE TS&W PORTFOLIOS
GDP. Moderate consumer spending coupled with a weak housing market should keep inflation and interest rates muted for the immediate future.
The TS&W Fixed Income Portfolio is structured with an average duration slightly lower than the benchmark at 4.8 years versus the benchmark at 4.90 years. The average credit rating of the portfolio is A3. Specific credits within the corporate bond sector remain attractively valued, and company balance sheets are still in good shape. The TS&W Fixed Income Portfolio will remain overweight corporate bonds and maintain its focus on yield as the primary driver of return.
Respectfully submitted,

Horace P. Whitworth, CFA	Lawrence E. Gibson, CFA
Co-Chief Executive Officer	Co-Chief Executive Officer
This represents the managers’assessment of the Portfolios and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.
The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-4TSW-FUN or visit our website at www.tswinvest.com.

THE ADVISORS’ INNER CIRCLE FUND	THE TS&W PORTFOLIOS
TS&W Equity Top Ten Holdings at April 30, 2011
(as a percentage of Net Assets)

1. General Electric	3.27%
2. Occidental Petroleum	2.88%
3. Chevron	2.60%
4. International Business Machines	2.26%
5. Cisco Systems	2.12%
6. Target	2.12%
7. Siemens ADR	2.07%
8. Oracle	2.05%
9. EMC	2.03%
10. Abbott Laboratories	1.99%

THE ADVISORS’ INNER CIRCLE FUND	THE TS&W PORTFOLIOS
Definition of the Comparative Indices
Barclays U.S. Aggregate Bond Index is a fixed -income market value-weighted index that covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities. It includes fixed-rate issues of investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $250 million.
S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
APRIL 30, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.8%

	Shares	Value

CONSUMER DISCRETIONARY— 10.9%
Darden Restaurants	10,000	$469,700
DreamWorks Animation SKG, Cl A*	11,850	313,906
Ford Motor*	44,000	680,680
Gap	20,700	481,068
Liberty Media — Interactive*	43,500	760,380
Macy’s	21,700	518,847
News, Cl A	31,200	555,984
Target	21,800	1,070,380
Walt Disney	15,250	657,275

		5,508,220

CONSUMER STAPLES — 7.2%
HJ Heinz	8,600	440,578
Nestle ADR	12,900	802,380
Philip Morris International	9,000	624,960
Ralcorp Holdings*	6,700	521,260
Reynolds American	17,100	634,581
Unilever	17,800	587,400

		3,611,159

ENERGY — 13.2%
BP ADR	17,950	828,213
Chevron	12,000	1,313,280
EOG Resources	8,275	934,330
Exxon Mobil	8,750	770,000
National Oilwell Varco	8,100	621,189
Noble	17,000	731,170
Occidental Petroleum	12,700	1,451,483

		6,649,665

FINANCIALS — 15.0%
Ameriprise Financial	11,200	695,072
Annaly Capital Management	23,700	422,808
CB Richard Ellis Group, Cl A*	26,600	710,486
Chubb	15,100	984,369
Citigroup*	106,400	488,376
Comerica	16,600	629,638
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
Goldman Sachs Group	3,100	$468,131
Hartford Financial Services Group	28,700	831,439
JPMorgan Chase	15,150	691,294
Prudential Financial	14,000	887,880
SunTrust Banks	16,700	470,773
Wells Fargo	9,750	283,823

		7,564,089

HEALTHCARE — 10.3%
Abbott Laboratories	19,300	1,004,372
Baxter International	14,400	819,360
Johnson & Johnson	6,600	433,752
Merck	24,400	877,180
Pfizer	25,400	532,384
UnitedHealth Group	16,700	822,141
WellPoint	9,400	721,826

		5,211,015

INDUSTRIALS — 15.4%
Deere	8,150	794,625
Foster Wheeler*	19,400	690,058
General Electric	80,600	1,648,270
Ingersoll-Rand	10,800	545,400
ITT	8,500	491,215
L-3 Communications Holdings	7,600	609,444
Norfolk Southern	12,800	955,904
Rockwell Collins	15,750	993,825
Siemens ADR	7,150	1,043,471

		7,772,212

INFORMATION TECHNOLOGY — 19.1%
Cisco Systems	61,050	1,072,038
Corning	36,400	762,216
EMC*	36,100	1,023,074
Hewlett-Packard	21,850	882,085
International Business Machines	6,700	1,142,886
Jabil Circuit	38,100	755,904
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares/Face
	Amount	Value

INFORMATION TECHNOLOGY — continued
Marvell Technology Group*	25,900	$399,637
Microsoft	35,600	926,312
Nintendo ADR	15,600	464,724
Oracle	28,750	1,036,437
Symantec*	28,650	562,973
Xilinx	18,200	634,452

		9,662,738

MATERIALS — 4.1%
Freeport-McMoRan Copper & Gold	7,850	431,986
International Paper	18,050	557,384
Monsanto	8,350	568,134
United States Steel	11,100	529,581

		2,087,085

TELECOMMUNICATION SERVICES — 1.9%
AT&T	30,250	941,380

UTILITIES — 2.7%
CenterPoint Energy	36,100	671,460
Dominion Resources	14,600	677,732

		1,349,192

TOTAL COMMON STOCK
(Cost $41,848,704)		50,356,755

REPURCHASE AGREEMENT — 0.0%
Morgan Stanley
0.020%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $2,172 (collateralized by a U.S. Treasury Bond, par value $2,201, 2.50%, 07/15/16, with a total market value of $2,215) (Cost $2,172)	$2,172	2,172

TOTAL INVESTMENTS — 99.8%
(Cost $41,850,876)		$50,358,927

Percentages are based on Net Assets of $50,480,347.

*	Non-income producing security.
ADR — American Depositary Receipt
Cl — Class
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
APRIL 30, 2011 (Unaudited)
The following is a summary of the inputs used as of April 30, 2011 in valuing the Portfolio’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$50,356,755	$—	$—	$50,356,755
Repurchase Agreement	—	2,172	—	2,172

Total Investments in Securities	$50,356,755	$2,172	$—	$50,358,927

For the six month period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities. For the six month period ended April 30, 2011, there were no Level 3 securities.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.
At April 30, 2011, sector diversification of the Portfolio was as follows (Unaudited):

	% of
Sector Diversification	Net Assets	Value
Common Stock
Information Technology	19.1%	$9,662,738
Industrials	15.4	7,772,212
Financials	15.0	7,564,089
Energy	13.2	6,649,665
Consumer Discretionary	10.9	5,508,220
Health Care	10.3	5,211,015
Consumer Staples	7.2	3,611,159
Materials	4.1	2,087,085
Utilities	2.7	1,349,192
Telecommunication Services	1.9	941,380

Total Common Stock	99.8	50,356,755
Repurchase Agreement	0.0	2,172

Total Investments	99.8	50,358,927
Total Other Assets and Liabilities	0.2	121,420

Net Assets	100.0%	$50,480,347

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME
PORTFOLIO
APRIL 30, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 61.7%

	Face
	Amount	Value
CONSUMER DISCRETIONARY— 7.8%
AutoZone
4.000%, 11/15/20	$455,000	$428,412
CooperTire & Rubber
8.000%, 12/15/19	400,000	427,500
Foot Locker
8.500%, 01/15/22	500,000	506,875
Goodyear Tire & Rubber
8.250%, 08/15/20	500,000	555,625
Macy’s Retail Holdings
7.600%, 06/01/25	500,000	525,000
Mattel
5.625%, 03/15/13	795,000	851,394
NetFlix
8.500%, 11/15/17	650,000	734,500
Regal Entertainment Group
9.125%, 08/15/18	500,000	536,250

		4,565,556

CONSUMER STAPLES — 2.2%
Campbell Soup
4.500%, 02/15/19	1,000,000	1,060,547
Dean Foods
7.000%, 06/01/16	250,000	240,625

		1,301,172

ENERGY — 3.5%
McMoRan Exploration
11.875%, 11/15/14	415,000	453,906
Noble Holding International
4.900%, 08/01/20	275,000	283,287
Stone Energy
8.625%, 02/01/17	575,000	600,875
Valero Energy
7.500%, 04/15/32	600,000	686,907

		2,024,975

FINANCIALS — 27.3%
Aflac
8.500%, 05/15/19	525,000	642,334
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME
PORTFOLIO
APRIL 30, 2011 (Unaudited)
CORPORATE OBLIGATIONS — continued

	Face
	Amount	Value
FINANCIALS — continued
Bank of America
6.250%, 04/15/12	$615,000	$646,900
BB&T MTN
3.850%, 07/27/12	850,000	879,421
Capital One Capital V
10.250%, 08/15/39	500,000	540,000
CB Richard Ellis Services
11.625%, 06/15/17	300,000	354,750
Citigroup
1.164%, 02/15/13 (A)	885,000	890,169
General Electric Capital
5.300%, 02/11/21	500,000	518,817
Genworth Financial
8.625%, 12/15/16	1,155,000	1,266,586
Goldman Sachs Capital II
5.793%, 12/29/49 (A)	500,000	431,250
Goldman Sachs Group MTN
3.625%, 08/01/12	600,000	618,754
Goldman Sachs Group
0.491%, 02/06/12 (A)	452,000	452,039
Health Care REIT
6.000%, 11/15/13 (B)	800,000	875,106
HUB International Holdings
10.250%, 06/15/15 (C)	500,000	520,000
Jefferies Group
6.250%, 01/15/36	1,000,000	940,177
KeyCorp MTN
5.100%, 03/24/21	500,000	512,109
Markel
7.125%, 09/30/19	915,000	1,047,255
Merrill Lynch MTN
5.770%, 07/25/11	800,000	809,063
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	540,000	744,151
Raymond James Financial
8.600%, 08/15/19	640,000	782,549
Torchmark
9.250%, 06/15/19	710,000	884,426
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME
PORTFOLIO
APRIL 30, 2011 (Unaudited)
CORPORATE OBLIGATIONS — continued

	Face
	Amount	Value
FINANCIALS — continued
Wachovia MTN
0.461%, 03/01/12 (A)	$400,000	$400,479
Wachovia Bank MTN
6.180%, 02/15/36	406,000	445,599
Willis North America
6.200%, 03/28/17	684,000	744,377

		15,946,311

HEALTHCARE — 0.9%
CHS/Community Health Systems
8.875%, 07/15/15	500,000	511,250

		511,250

INDUSTRIALS — 6.0%
Air Canada
9.250%, 08/01/15 (C)	500,000	517,500
Aircastle
9.750%, 08/01/18	450,000	507,375
Ingersoll-Rand Global Holding
9.500%, 04/15/14	630,000	758,597
Kratos Defense & Security Solutions
10.000%, 06/01/17	500,000	548,750
Oshkosh
8.250%, 03/01/17	700,000	772,625
Triumph Group
8.000%, 11/15/17	375,000	400,313

		3,505,160

INFORMATION TECHNOLOGY— 5.5%
Cisco Systems
5.500%, 01/15/40	800,000	808,026
Corning
5.750%, 08/15/40	500,000	505,633
eBay
3.250%, 10/15/20	325,000	301,334
Kemet
10.500%, 05/01/18	50,000	56,625
Oracle
5.375%, 07/15/40 (C)	850,000	849,306
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME
PORTFOLIO
APRIL 30, 2011 (Unaudited)
CORPORATE OBLIGATIONS — continued

	Face
	Amount	Value
INFORMATION TECHNOLOGY — continued
Unisys
12.500%, 01/15/16	$400,000	$445,000
Xerox Capital Trust I
8.000%, 02/01/27	250,000	253,675

		3,219,599

MATERIALS — 2.1%
Albemarle
4.500%, 12/15/20	300,000	300,218
Allegheny Technologies
9.375%, 06/01/19	250,000	320,001
Greif
7.750%, 08/01/19	400,000	439,000
Neenah Paper
7.375%, 11/15/14	195,000	197,925

		1,257,144

TELECOMMUNICATION SERVICES — 4.3%
Ameritech Capital Funding
6.550%, 01/15/28	800,000	850,648
Frontier Communications
8.500%, 04/15/20	500,000	541,875
Time Warner
6.250%, 03/29/41	645,000	671,935
Verizon Virginia
7.625%, 12/01/12	400,000	437,506

		2,501,964

UTILITIES — 2.1%
NRG Energy
8.500%, 06/15/19	620,000	660,300
Piedmont Natural Gas
6.250%, 06/01/36	537,000	539,024

		1,199,324

TOTAL CORPORATE OBLIGATIONS (Cost $34,724,500)		36,032,455

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME
PORTFOLIO
APRIL 30, 2011 (Unaudited)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 22.0%

	Face
	Amount/Shares	Value
Federal Home Loan Mortgage Corporation Gold
6.500%, 12/01/32	$123,361	$139,326
6.000%, 01/01/28	245,936	268,765
6.000%, 07/01/33	110,163	121,662
6.000%, 10/01/35	326,189	358,200
5.500%, 02/01/40	886,681	954,267
4.500%, 09/01/39	575,421	592,334
4.500%, 11/01/39	1,210,627	1,246,208
Federal National Mortgage Association
6.000%, 04/01/24	555,992	613,146
5.500%, 01/01/36	416,182	450,050
5.500%, 07/01/36	265,494	286,436
5.000%, 11/01/23	734,418	784,613
5.000%, 08/01/33	357,650	380,035
5.000%, 11/01/33	327,938	348,464
5.000%, 10/01/35	548,837	581,989
5.000%, 03/01/38	1,618,708	1,710,920
4.500%, 04/01/39	1,227,706	1,265,324
4.500%, 01/01/40	1,324,468	1,365,051
4.500%, 10/01/40	475,055	489,533
Government National Mortgage Association
6.000%, 07/15/35	660,576	736,819
6.000%, 11/15/31	110,340	123,197

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (Cost $12,490,535)		12,816,339

PREFERRED STOCK — 8.9%
FINANCIALS — 7.9%
Aegon, 7.250%	25,000	625,750
Allianz, 8.375%	40,000	1,065,000
Ameriprise Financial, 7.750%	17,400	484,416
Apartment Investment & Management, Ser T,8.000% (B)	3,720	93,595
Aspen Insurance Holdings, 7.401%	15,000	372,900
Bank of America, 8.625%	25,000	673,000
Federal Home Loan Mortgage, Ser Z, 8.375%*	35,000	70,700
Public Storage, Ser I, 7.250% (B)	18,000	455,040
Public Storage, Ser H, 6.950% (B)	12,000	303,120
Vornado Realty,Ser H, 7.875% (B)	20,000	498,000

		4,641,521

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME
PORTFOLIO
APRIL 30, 2011 (Unaudited)
PREFERRED STOCK — continued

	Shares/Face
	Amount	Value
UTILITIES — 1.0%
Dominion Resources, Ser A, 8.375%,	20,000	$575,200

TOTAL PREFERRED STOCK (Cost $5,727,689)		5,216,721

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.0%
Federal Home Loan Mortgage Corporation
1.200%, 11/19/13	$1,000,000	999,884
1.000%, 05/24/13	1,320,000	1,322,841

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,320,000)		2,322,725

OTHER MORTGAGE-BACKED OBLIGATION — 1.1%
Banc of America Commercial Mortgage,
Ser 2006-4, Cl A3A 5.600%, 07/10/46 (Cost $620,221)	620,000	649,016

REPURCHASE AGREEMENT — 2.9%
Morgan Stanley
0.020%, dated 04/29/11,to be repurchased on 05/02/11, repurchase price $1,699,121 (collateralized by a U.S. Treasury Bond, par value $1,722,358, 2.50%, 07/15/16, with a total market value of $1,733,077) (Cost $1,699,093)	1,699,093	1,699,093

TOTAL INVESTMENTS — 100.6% (Cost $57,582,038)		$58,736,349

Percentages are based on Net Assets of $58,362,153.

*	Non-income producing security.

(A)	Variable rate security — Rate disclosed is the rate in effect on April 30, 2011.

(B)	Real Estate Investment Trust

(C)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. The total value of these securities was $1,886,806 and represented 3.2% of Net Assets.

Cl — Class

MTN — Medium Term Note

REIT — Real Estate Investment Trust

Ser — Series
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME PORTFOLIO APRIL 30, 2011 (Unaudited)
The following is a summary of the inputs used as of April 30, 2011 in valuing the Portfolio’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$—	$36,032,455	$—	$36,032,455
U.S. Government Agency Mortgage-Backed Obligations	—	12,816,339	—	12,816,339
Preferred Stock	5,216,721	—	—	5,216,721
U.S. Government Agency Obligations	—	2,322,725	—	2,322,725
Other Mortgage-Backed Obligation	—	649,016	—	649,016
Repurchase Agreement	—	1,699,093	—	1,699,093

Total Investments in Securities	$5,216,721	$53,519,628	$—	$58,736,349

For the six month period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities. For the six month period ended April 30, 2011, there were no Level 3 securities.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.
At April 30, 2011, sector diversification of the Portfolio was as follows (Unaudited):

	% of
Sector Diversification	Net Assets	Value

Corporate Obligations
Financials	27.3%	$15,946,311
Consumer Discretionary	7.8	4,565,556
Industrials	6.0	3,505,160
Information Technology	5.5	3,219,599
Telecommunication Services	4.3	2,501,964
Energy	3.5	2,024,975
Consumer Staples	2.2	1,301,172
Materials	2.1	1,257,144
Utilities	2.1	1,199,324
Health Care	0.9	511,250

Total Corporate Obligations	61.7	36,032,455

U.S. Government Agency Mortgage-Backed Obligations	22.0	12,816,339
Preferred Stock	8.9	5,216,721
U.S. Government Agency Obligations	4.0	2,322,725
Other Mortgage-Backed Obligation	1.1	649,016
Repurchase Agreement	2.9	1,699,093

Total Investments	100.6	58,736,349
Total Other Assets and Liabilities	(0.6)	(374,196)

Net Assets	100.0%	$58,362,153

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W PORTFOLIOS APRIL 30, 2011 (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES

		Fixed
	Equity	Income
	Portfolio	Portfolio
Assets:
Investments at Value (Cost $41,850,876 and $57,582,038, respectively)	$50,358,927	$58,736,349
Cash	3,787	—
Dividends and Interest Receivable	48,436	704,103
Foreign Tax Reclaim Receivable	5,464	—
Receivable for Investment Securities Sold	535,279	—
Receivable due from Investment Adviser	—	12,114
Receivable for Capital Shares Sold	20,000	—
Prepaid Expenses	10,714	11,519

Total Assets	50,982,607	59,464,085

Liabilities:
Payable for Investment Securities Purchased	436,222	1,000,000
Payable due to Investment Adviser	30,757	21,563
Payable due to Administrator	9,476	11,072
Payable for Trustees’ Fees	1,622	2,035
Chief Compliance Officer Fees Payable	1,303	1,600
Payable for Income Distributions	—	15,293
Payable for Capital Shares Redeemed	100	20,205
Other Accrued Expenses	22,780	30,164

Total Liabilities	502,260	1,101,932

Net Assets	$50,480,347	$58,362,153

NET ASSETS:
Paid-in-Capital	$47,617,728	$57,040,825
Undistributed (Distributions in excess of) Net Investment Income	(15,780)	32,345
Accumulated Net Realized Gain (Loss) on Investments	(5,629,652)	134,672
Net Unrealized Appreciation on Investments	8,508,051	1,154,311

Net Assets	$50,480,347	$58,362,153

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	4,402,286	5,655,085

Net Asset Value, per Share	$11.47	$10.32

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W PORTFOLIOS FOR THE SIX MONTHS ENDED APRIL 30, 2011 (Unaudited)
STATEMENTS OF OPERATIONS

		Fixed
	Equity	Income
	Portfolio	Portfolio
Investment Income:
Dividends	$530,107	$180,962
Interest	70	1,274,826
Less: Foreign Taxes Withheld	(17,704)	—

Total Income	512,473	1,455,788

Expenses:
Investment Advisory Fees	180,194	129,801
Administration Fees	49,075	58,858
Trustees’ Fees	3,196	3,930
Chief Compliance Officer Fees	1,901	2,349
Transfer Agent Fees	21,274	23,492
Shareholder Servicing Fees	10,709	12,904
Filing and Registration Fees	9,577	10,043
Printing Fees	5,116	6,067
Custodian Fees	2,480	2,620
Legal Fees	7,844	9,603
Audit Fees	9,489	9,514
Other Expenses	5,519	15,030

Total Expenses	306,374	284,211

Less:
Waiver of Investment Advisory Fees	—	(67,848)
Fees Paid Indirectly — Note 4	(38)	(27)

Net Expenses	306,336	216,336

Net Investment Income	206,137	1,239,452

Net Realized Gain on Investments	1,228,713	134,836

Net Change in Unrealized Appreciation (Depreciation) on Investments	5,322,213	(669,873)

Net Realized and Unrealized Gain (Loss) on Investments	6,550,926	(535,037)

Net Increase in Net Assets Resulting from Operations	$6,757,063	$704,415

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	April 30,	Ended
	2011	October 31,
	(Unaudited)	2010
Operations:
Net Investment Income	$206,137	$257,399
Net Realized Gain on Investments	1,228,713	1,072,760
Net Change in Unrealized Appreciation on Investments	5,322,213	3,852,610

Net Increase in Net Assets Resulting from Operations	6,757,063	5,182,769

Dividends and Distributions:
Net Investment Income	(240,715)	(275,050)

Total Dividends and Distributions	(240,715)	(275,050)

Capital Share Transactions:
Issued	1,787,887	3,538,459
Reinvestment of Distributions	234,548	267,942
Redeemed	(3,716,008)	(6,283,344)

Net Decrease in Net Assets from Capital Share Transactions	(1,693,573)	(2,476,943)

Total Increase in Net Assets	4,822,775	2,430,776

Net Assets:
Beginning of Period	45,657,572	43,226,796

End of Period (including distributions in excess of net investment income and undistributed net investment income of ($15,780) and $18,798, respectively)	$50,480,347	$45,657,572

Share Transactions:
Issued	167,687	372,619
Reinvestment of Distributions	21,417	27,778
Redeemed	(346,925)	(657,759)

Net (Decrease) in Shares Outstanding from Share Transactions	(157,821)	(257,362)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME
PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	April 30,	Ended
	2011	October 31,
	(Unaudited)	2010
Operations:
Net Investment Income	$1,239,452	$2,608,178
Net Realized Gain on Investments	134,836	1,603,191
Net Change in Unrealized Appreciation (Depreciation) on Investments	(669,873)	1,741,023

Net Increase in Net Assets Resulting from Operations	704,415	5,952,392

Dividends and Distributions:
Net Investment Income	(1,287,044)	(2,630,894)
Net Realized Gain	(994,071)	—

Total Dividends and Distributions	(2,281,115)	(2,630,894)

Capital Share Transactions:
Issued	2,164,308	8,975,642
Reinvestment of Distributions	1,922,946	2,442,289
Redeemed	(4,934,550)	(6,297,103)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(847,296)	5,120,828

Total Increase (Decrease) in Net Assets	(2,423,996)	8,442,326

Net Assets:
Beginning of Period	60,786,149	52,343,823

End of Period (including undistributed net investment income of $32,345 and $79,937, respectively)	$58,362,153	$60,786,149

Share Transactions:
Issued	209,543	876,891
Reinvestment of Distributions	188,255	237,319
Redeemed	(474,354)	(614,416)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(76,556)	499,794

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Six Months
	Ended
	April 30,
	2011		Years Ended October 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.01		$8.97	$8.58	$14.24	$14.19	$13.16

Income from Operations:
Net Investment Income(1)	0.05		0.05	0.09	0.12	0.10	0.12
Net Realized and Unrealized Gain (Loss)	1.46		1.05	0.38	(4.59)	1.96	1.54

Total from Operations	1.51		1.10	0.47	(4.47)	2.06	1.66

Redemption Fees	—		—	—	—	— †	—

Dividends and Distributions:
Net Investment Income	(0.05)		(0.06)	(0.08)	(0.12)	(0.13)	(0.10)
Net Realized Gain	—		—	—	(1.07)	(1.88)	(0.53)
Return of Capital	—		—	—	— †	—	—

Total Dividends and Distributions	(0.05)		(0.06)	(0.08)	(1.19)	(2.01)	(0.63)

Net Asset Value, End of Period	$11.47		$10.01	$8.97	$8.58	$14.24	$14.19

Total Return††	15.15%		12.28%	5.64%	(34.02)%	15.91%	12.99%

Ratios and Supplemental Data:
Net Assets, End of Year/Period (Thousands)	$50,480		$45,658	$43,227	$39,198	$55,678	$50,490
Ratio of Expenses to Average Net Assets(2)	1.28	%(3)	1.30%	1.40%	1.22%	1.24%	1.31%
Ratio of Net Investment Income to Average Net Assets	0.86	%(3)	0.57%	1.08%	1.00%	0.76%	0.88%
Portfolio Turnover Rate	14%		34%	41%	46%	52%	46%

†	Amount was less than $0.01 per share.

††	Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

(1)	Per share calculations were performed using average shares for the year.

(2)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.28%, 1.30%, 1.40%, 1.22%, 1.23% and 1.31% for the six months ended April 30, 2011 and the fiscal years ended 2010, 2009, 2008, 2007 and 2006, respectively.

(3)	Annualized.

Amounts designated as “—” are either $0 or round to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME
PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Six Months
	Ended
	April 30,
	2011		Years Ended October 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.61		$10.00	$8.60	$9.98	$10.01	$9.96

Income from Operations:
Net Investment Income(1)	0.22		0.48	0.47	0.48	0.48	0.45
Net Realized and Unrealized Gain (Loss)	(0.10)		0.61	1.40	(1.37)	(0.04)	0.05

Total from Operations	0.12		1.09	1.87	(0.89)	0.44	0.50

Dividends and Distributions:
Net Investment Income	(0.23)		(0.48)	(0.47)	(0.49)	(0.47)	(0.45)
Net Realized Gain	(0.18)		—	—	—	—	—

Total Dividends and Distributions	(0.41)		(0.48)	(0.47)	(0.49)	(0.47)	(0.45)

Net Asset Value, End of Period	$10.32		$10.61	$10.00	$8.60	$9.98	$10.01

Total Return†	1.20%		11.16%	22.23%	(9.35)%	4.50%	5.19%

Ratios and Supplemental Data:
Net Assets, End of Year/Period (Thousands)	$58,362		$60,786	$52,344	$44,055	$48,420	$35,322
Ratio of Expenses to Average Net Assets(2)	0.75	%(3)	0.75%	0.75%	0.75%	0.75%	0.85%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.99	%(3)	1.00%	1.09%	0.95%	1.00%	1.11%
Ratio of Net Investment Income to Average Net Assets	4.30	%(3)	4.63%	5.01%	4.87%	4.81%	4.57%
Portfolio Turnover Rate	38%		89%	147%	103%	68%	86%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Total return would have been lower had the Adviser not waived a portion of its fees during the period.

(1)	Per share calculations were performed using average shares for the year.

(2)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

(3)	Annualized.

Amounts designated as “—” are either $0 or round to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THE TS&W PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization:
The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 39 portfolios. The financial statements herein are those of the TS&W Equity Portfolio, a diversified portfolio and the TS&W Fixed Income Portfolio, a diversified portfolio (the “Portfolios”). The TS&W Equity Portfolio seeks maximum long-term total return consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of relatively large companies. The TS&W Fixed Income Portfolio seeks maximum long-term total return consistent with reasonable risk to principal, by investing primarily in investment grade debt securities of varying maturities. The Portfolios may change their investment objective without shareholder approval. The financial statements of the remaining portfolios in the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.
2. Significant Accounting Policies:
The following is a summary of the Significant Accounting Policies followed by the Portfolios.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Portfolios.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

THE ADVISORS’ INNER CIRCLE FUND	THE TS&W PORTFOLIOS
The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolios are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolios seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Portfolios’ Board of Trustees (the “Board”). The Portfolios’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
As of April 30, 2011, there were no securities valued in accordance with fair value procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS’ INNER CIRCLE FUND	THE TS&W PORTFOLIOS
Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and
Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the six months ended April 30, 2011, there have been no significant changes to the Trust’s fair valuation methodology.
Federal Income Taxes — It is the Portfolios’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Sub chapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.
The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
Security Transactions and Investment Income — Security transactions are accounted for on trade date, the date the trade was executed. Costs used in deter-

THE ADVISORS’ INNER CIRCLE FUND	THE TS&W PORTFOLIOS
mining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.
Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Expenses — Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.
Dividends and Distributions to Shareholders — The TS&W Equity Portfolio distributes substantially all of its net investment income, if any, quarterly. The TS&W Fixed Income Portfolio declares all of its net investment income, if any, daily and distributes it monthly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.
Investments in REITs — With respect to the Portfolios, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

THE ADVISORS’ INNER CIRCLE FUND	THE TS&W PORTFOLIOS
Redemption Fees — The TS&W Equity Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 60 days. For the six months ended April, 30 2011 and the year ended October 31, 2010 there were no redemption fees retained by the TS&W Equity Portfolio.
3. Transactions with Affiliates:
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”) and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.
4. Administration, Shareholder Servicing, Distribution, Transfer Agent and Custodian Agreements:
The Portfolios and the Administrator, a wholly-owned subsidiary of SEI Investments Company, are parties to an Administration Agreement under which the Administrator provides administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolios’ average daily net assets.
The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.
Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolios for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolios that were serviced by the financial representative. Such fees are paid by the Portfolios to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolios’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been serviced directly through the transfer agent. All fees in excess of this calculated amount are paid by Thompson,

THE ADVISORS’ INNER CIRCLE FUND	THE TS&W PORTFOLIOS
Siegel & Walmsley LLC (the “Adviser”). These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.
DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement.
During the six months ended April 30, 2011, the TS&W Equity Portfolio and the TS&W Fixed Income Portfolio earned cash management credits of $38 and $27, respectively, which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statement of Operations.
Union Bank, N.A. acts as Custodian (the “Custodian”) for the Portfolios. The Custodian plays no role in determining the investment policies of the Portfolios or which securities are to be purchased or sold by the Portfolios.
5. Investment Advisory Agreement:
Under the terms of an investment advisory agreement, the Adviser, an affiliate of Old Mutual (U.S.) Holdings Inc., provides investment advisory services to the Portfolios at a fee calculated at an annual rate of the average daily net assets for each portfolio, as follows:

TS&W Portfolios	Rate
Equity	0.75%
Fixed Income	0.45%
For each Portfolio, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolios’ total annual operating expenses from exceeding 1.50% and 0.75% of the average daily net assets of TS&W Equity Portfolio and the TS&W Fixed Income Portfolio, respectively. The Adviser does not have the ability to recapture previously waived fees or reimbursed expenses.
6. Investment Transactions:
For the six months ended April 30, 2011, the purchases and sales and maturities of investment securities other than long-term U.S. Government and short-term securities were:

		Sales and
TS&W Portfolios	Purchases	Maturities
Equity	$6,652,851	$8,263,614
Fixed Income	14,088,812	12,146,027

THE ADVISORS’ INNER CIRCLE FUND	THE TS&W PORTFOLIOS
Purchases and sales and maturities of long-term U.S. Government securities were $5,540,870 and $8,990,488, respectively for the TS&W Fixed Income Portfolio. There were no purchases or sales and maturities of long-term U.S. Government securities for the TS&W Equity Portfolio.
7. Federal Tax Information:
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles.
As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.
Accordingly, the following permanent differences, primarily attributable to real estate investment trust adjustments, paydown adjustments and foreign currency gain (loss) have been reclassified to (from) the following accounts:

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income	Loss
Equity	$16,388	$(16,388)
Fixed Income	$76,846	$(76,846)
The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary	Long-Term
TS&W Portfolios	Income	Capital Gain	Total
Equity
2010	$275,050	$—	$275,050
2009	388,381	—	388,381
Fixed Income
2010	$2,630,894	$—	$2,630,894
2009	2,396,568	—	2,396,568

THE ADVISORS’ INNER CIRCLE FUND	THE TS&W PORTFOLIOS
As of October 31, 2010, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	TS&W Portfolios
	Equity	Fixed Income
Undistributed Ordinary Income	$18,800	$1,184,485
Undistributed Long-Term Capital Gain	—	128,598
Capital Loss Carryforwards	(6,841,454)	—
Unrealized Appreciation	3,168,931	1,814,939
Other Temporary Differences	(6)	(229,994)

Total Distributable Earnings (Accumulated Losses)	$(3,653,729)	$2,898,028

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum of eight years and applied against future capital gains as follows:

			Total Capital
			Loss
	Expires	Expires	Carryforward
TS&W Portfolios	2017	2016	10/31/10
Equity	$6,558,894	$282,560	$6,841,454
During the year ended October 31, 2010, the TS&W Equity Portfolio and the TS&W Fixed Income Portfolio utilized $1,056,372 and $532,438, respectively, of capital loss carryforwards to offset capital gains.

THE ADVISORS’ INNER CIRCLE FUND	THE TS&W PORTFOLIOS
The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Portfolios at April 30, 2011, were as follows:

		Aggregate Gross	Aggregate Gross
	Federal	Unrealized	Unrealized	Net Unrealized
TS&W Portfolios	Tax Cost	Appreciation	Depreciation	Appreciation
Equity	$41,850,876	$10,847,653	$(2,339,602)	$8,508,051
Fixed Income	$57,582,038	$2,090,220	$(935,909)	$1,154,311
8. Concentration of Risk:
The market values of the TS&W Fixed Income Portfolio investments will change in response to interest rate changes and other factors. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Portfolio’s share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Portfolio to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Portfolio to reinvest the money at a lower interest rate.
The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.
9. Other:
At April 30, 2011, the percentage of total shares outstanding held by shareholders for each Portfolio, which were comprised of omnibus accounts that were held on behalf of several individual shareholders was as follows:

	No. of	%
TS&W Portfolios	Shareholders	Ownership
Equity	1	63%
Fixed Income	1	66%

THE ADVISORS’ INNER CIRCLE FUND	THE TS&W PORTFOLIOS
In the normal course of business, the Portfolios enter into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.
10. Subsequent Events:
The Portfolios have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

THE ADVISORS’ INNER CIRCLE FUND	THE TS&W PORTFOLIOS
DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table on the next page illustrates your Portfolio’s costs in two ways:
Actual Portfolio Return. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value“number is derived from deducting that expense cost from the Portfolio’s gross investment return.
You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Portfolio under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	THE TS&W PORTFOLIOS
DISCLOSURE OF PORTFOLIO EXPENSES (concluded) (Unaudited)

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/1/10	4/30/11	Ratios	Period*

TS&W Equity Portfolio
Actual Portfolio Return
Institutional Shares	$1,000.00	$1,151.50	1.28%	$6.83
Hypothetical 5% Return
Institutional Shares	1,000.00	1,018.45	1.28	6.41
TS&W Fixed Income Portfolio
Actual Portfolio Return
Institutional Shares	$1,000.00	$1,012.00	0.75%	$3.74
Hypothetical 5% Return
Institutional Shares	1,000.00	1,021.08	0.75	3.76

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND	THE TS&W PORTFOLIOS
BOARD CONSIDERATIONS IN RE-APPROVING
THE ADVISORY AGREEMENT (Unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of each Portfolio; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Portfolios may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.
Prior to this year’s meeting held on November 9-10, 2010, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Portfolios and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Portfolios; (iv) the extent to which economies of scale would be realized as the Portfolios grow; and (v) whether fee levels reflect these economies of scale for the benefit of Portfolio investors, as discussed in further detail below.
At the meeting, representatives from the Adviser, along with other Portfolio service providers, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser, including its history, ownership structure, assets under management, personnel, risk management, best execution and use of soft dollars. The representatives also reviewed each Portfolio’s characteristics with respect to sector weightings or asset weightings and top ten holdings. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the

THE ADVISORS’ INNER CIRCLE FUND	THE TS&W PORTFOLIOS
Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.
Nature, Extent, and Quality of Services Provided by the Adviser
In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Portfolios, including the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Portfolios.
The Trustees also considered other services to be provided to the Portfolios by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Portfolios’ investment restrictions, and monitoring compliance with various Portfolio policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by the Adviser.
Investment Performance of the Portfolios and the Adviser
The Board was provided with information regarding each Portfolio’s performance since the Advisory Agreement was last renewed, as well as information regarding each Portfolio’s performance since its inception. The Board also compared each Portfolio’s performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, the Adviser representatives provided information regarding and led a discussion of factors impacting the performance of the Portfolios, outlining current market conditions and explaining the Adviser’s expectations and strategies for the future. The Adviser’s representative noted that that the TS&W Fixed Income Portfolio had generally outperformed its respective benchmark. With respect to the TS&W Equity Portfolio, the Board noted that although the Portfolio underperformed its benchmark over various periods of time, the Portfolio’s recent performance was comparable to that of its benchmark and did not necessitate any significant additional review. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser had been able to achieve for each Portfolio.

THE ADVISORS’ INNER CIRCLE FUND	THE TS&W PORTFOLIOS
Costs of Advisory Services, Profitability and Economies of Scale
In concluding that the advisory fees payable by each Portfolio were reasonable, the Trustees reviewed a report of the advisory fees paid by each Portfolio to the Adviser, as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Portfolios, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fees paid by the Portfolios to those paid by other comparable mutual funds and noted that each Portfolio’s total fees and expenses were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm’s length negotiations and appeared reasonable in light of the services rendered. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Portfolios.
Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Portfolios; and (c) agreed to renew the Agreement for another year.

TS&W Portfolios
P.O. Box 219009
Kansas City, MO 64121
1-866-4TSW-FUN
Adviser:
Thompson, Siegel & Walmsley LLC
6806 Paragon Place, Suite 300
Richmond, VA 23230
Distributor:
SEI Investments Distribution Co.
Oaks, PA 19456
Administrator:
SEI Investments Global Funds Services
Oaks, PA 19456
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004
This information must be preceded or accompanied by a current prospectus for the Portfolios described.
TSW-SA-001-0900

Item 2. Code of Ethics.
Not applicable for semi-annual report.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual report.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual report.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments
Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Items 12. Exhibits.
(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/S/ Philip T. Masterson

Philip T. Masterson, President
Date: 07/08/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ Philip T. Masterson

Philip T. Masterson, President

Date: 07/08/11

By (Signature and Title)*	/s/ Michael Lawson

Michael Lawson, Treasurer, Controller & CFO
Date: 07/08/11

*	Print the name and title of each signing officer under his or her signature.